Reinsurance (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Effects of Reinsurance on Premiums and Contract Charges

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2013	2012	2011
Direct	$155,193	$152,197	$156,130
Assumed - non-affiliate	835	849	889
Ceded
Affiliate	(3,961)	(35,904)	(31,505)
Non-affiliate	(23,140)	(23,417)	(26,863)

Premiums and contract charges, net of reinsurance	$128,927	$93,725	$98,651

Schedule of Effects of Reinsurance on Contract Benefits

The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in thousands)	2013	2012	2011
Direct	$213,437	$196,463	$207,769
Assumed - non-affiliate	1,008	709	682
Ceded
Affiliate	(6,440)	(4,865)	(6,570)
Non-affiliate	(4,288)	(11,393)	(17,715)

Contract benefits, net of reinsurance	$203,717	$180,914	$184,166

Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds

The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in thousands)	2013	2012	2011
Direct	$135,354	$150,355	$161,283
Assumed - non-affiliate	25	17	19
Ceded
Non-affiliate	(5,468)	(6,032)	(6,855)

Interest credited to contractholder funds, net of reinsurance	$129,911	$144,340	$154,447